Loan Portfolio and Allowance for Credit Losses - Recorded Investment in Loans by Portfolio Segment (Details) - USD ($) $ in Thousands		Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Loan Portfolio and Allowance for Credit Losses [Abstract]
Total loans, net		$ 5,252,460	$ 5,098,058
Less: Allowance for credit losses on loans		52,205	50,248	$ 48,578	$ 46,032
Net loans		5,200,255	5,047,810
New York and Other States [Member]
Loan Portfolio and Allowance for Credit Losses [Abstract]
Total loans, net	[1]	3,378,133	3,277,169
Florida [Member]
Loan Portfolio and Allowance for Credit Losses [Abstract]
Total loans, net		1,874,327	1,820,889
Commercial [Member]
Loan Portfolio and Allowance for Credit Losses [Abstract]
Total loans, net		313,443	286,857
Less: Allowance for credit losses on loans		3,081	3,420	2,735	2,596
Commercial [Member] | Commercial Real Estate [Member]
Loan Portfolio and Allowance for Credit Losses [Abstract]
Total loans, net		295,107	267,300
Commercial [Member] | Commercial Real Estate [Member] | New York and Other States [Member]
Loan Portfolio and Allowance for Credit Losses [Abstract]
Total loans, net	[1]	245,799	227,771
Commercial [Member] | Commercial Real Estate [Member] | Florida [Member]
Loan Portfolio and Allowance for Credit Losses [Abstract]
Total loans, net		49,308	39,529
Commercial [Member] | Other [Member]
Loan Portfolio and Allowance for Credit Losses [Abstract]
Total loans, net		18,336	19,557
Commercial [Member] | Other [Member] | New York and Other States [Member]
Loan Portfolio and Allowance for Credit Losses [Abstract]
Total loans, net	[1]	17,841	19,144
Commercial [Member] | Other [Member] | Florida [Member]
Loan Portfolio and Allowance for Credit Losses [Abstract]
Total loans, net		495	413
Real Estate Mortgage - 1 to 4 Family [Member]
Loan Portfolio and Allowance for Credit Losses [Abstract]
Total loans, net		4,927,461	4,797,563
Less: Allowance for credit losses on loans		48,895	46,636	45,625	43,271
Real Estate Mortgage - 1 to 4 Family [Member] | First Mortgages [Member]
Loan Portfolio and Allowance for Credit Losses [Abstract]
Total loans, net		4,399,224	4,331,563
Real Estate Mortgage - 1 to 4 Family [Member] | First Mortgages [Member] | New York and Other States [Member]
Loan Portfolio and Allowance for Credit Losses [Abstract]
Total loans, net	[1]	2,794,515	2,741,334
Real Estate Mortgage - 1 to 4 Family [Member] | First Mortgages [Member] | Florida [Member]
Loan Portfolio and Allowance for Credit Losses [Abstract]
Total loans, net		1,604,709	1,590,229
Real Estate Mortgage - 1 to 4 Family [Member] | Home Equity Loans [Member]
Loan Portfolio and Allowance for Credit Losses [Abstract]
Total loans, net		64,036	56,739
Real Estate Mortgage - 1 to 4 Family [Member] | Home Equity Loans [Member] | New York and Other States [Member]
Loan Portfolio and Allowance for Credit Losses [Abstract]
Total loans, net	[1]	46,421	43,096
Real Estate Mortgage - 1 to 4 Family [Member] | Home Equity Loans [Member] | Florida [Member]
Loan Portfolio and Allowance for Credit Losses [Abstract]
Total loans, net		17,615	13,643
Real Estate Mortgage - 1 to 4 Family [Member] | Home Equity Lines of Credit [Member]
Loan Portfolio and Allowance for Credit Losses [Abstract]
Total loans, net		464,201	409,261
Real Estate Mortgage - 1 to 4 Family [Member] | Home Equity Lines of Credit [Member] | New York and Other States [Member]
Loan Portfolio and Allowance for Credit Losses [Abstract]
Total loans, net	[1]	265,060	235,939
Real Estate Mortgage - 1 to 4 Family [Member] | Home Equity Lines of Credit [Member] | Florida [Member]
Loan Portfolio and Allowance for Credit Losses [Abstract]
Total loans, net		199,141	173,322
Installment [Member]
Loan Portfolio and Allowance for Credit Losses [Abstract]
Total loans, net		11,556	13,638
Less: Allowance for credit losses on loans		229	192	$ 218	$ 165
Installment [Member] | New York and Other States [Member]
Loan Portfolio and Allowance for Credit Losses [Abstract]
Total loans, net	[1]	8,497	9,885
Installment [Member] | Florida [Member]
Loan Portfolio and Allowance for Credit Losses [Abstract]
Total loans, net		$ 3,059	$ 3,753

[1]	Includes New York, New Jersey, Vermont and Massachussetts.